Operating Segments (Operating Segment Data) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Sales [Abstract]
Sales to external parties	$ 5,556	$ 5,418	$ 5,363
Inter-segment sales	0	0	0
Total sales	5,556	5,418	5,363
Operating income (loss) [Abstract]
Segment profit	1,010	913	903
General and administrative expenses	(257)	(261)	(321)
Other expenses not allocated to segments	766	(23)	(585)
Operating income (loss)	1,519	629	(3)
Financing expenses, net	(158)	(124)	(132)
Share in earnings of equity-accounted investees	3	0	18
Income (loss) before income taxes	1,364	505	(117)
Capital expenditures	605	507	652
Depreciation amortization and impairment	420	418	406
Industrial Products [Member]
Sales [Abstract]
Sales to external parties	1,281	1,179	1,111
Inter-segment sales	15	14	9
Total sales	1,296	1,193	1,120
Operating income (loss) [Abstract]
Segment profit	350	303	286
Capital expenditures	50	49	38
Depreciation amortization and impairment	63	61	52
Potash [Member]
Sales [Abstract]
Sales to external parties	1,481	1,258	1,213
Inter-segment sales	142	125	125
Total sales	1,623	1,383	1,338
Operating income (loss) [Abstract]
Segment profit	393	282	282
Capital expenditures	356	270	311
Depreciation amortization and impairment	141	128	127
Phosphate Solutions [Member]
Sales [Abstract]
Sales to external parties	2,001	1,938	2,082
Inter-segment sales	98	99	104
Total sales	2,099	2,037	2,186
Operating income (loss) [Abstract]
Segment profit	208	149	224
Capital expenditures	180	154	237
Depreciation amortization and impairment	172	172	203
Innovative Ag Solutions [Member]
Sales [Abstract]
Sales to external parties	719	671	632
Inter-segment sales	22	21	29
Total sales	741	692	661
Operating income (loss) [Abstract]
Segment profit	57	56	55
Capital expenditures	15	12	7
Depreciation amortization and impairment	19	19	17
Other activities [Member]
Sales [Abstract]
Sales to external parties	74	372	325
Inter-segment sales	5	12	15
Total sales	79	384	340
Operating income (loss) [Abstract]
Segment profit	9	127	93
Capital expenditures	1	19	1
Depreciation amortization and impairment	4	8	3
Reconciliation [Member]
Sales [Abstract]
Sales to external parties	0	0	0
Inter-segment sales	(282)	(271)	(282)
Total sales	(282)	(271)	(282)
Operating income (loss) [Abstract]
Segment profit	(7)	(4)	(37)
Capital expenditures	3	3	58
Depreciation amortization and impairment	$ 21	$ 30	$ 4